Restatement	12 Months Ended
Mar. 31, 2022
Disclosure Of Restatement [Abstract]
Restatement [Text Block]

30. Restatement

Error in the valuation of convertible debentures

During the preparation of the 2022 year end consolidated financial statements the Company identified an error in the calculation of the fair value and therefore the allocation of value of convertible debentures issued in the fiscal 2021 period. The Company identified that the incorrect share price was used in valuation of the derivative liability. The error impacted the consolidated statement of financial position as at March 31, 2021 and the consolidated statement of income and comprehensive income with an increased in fair value of the derivative liability by $6,319,247 and corresponding charge to the consolidated statement of income and comprehensive income.

Change in accounting policy

In the current year, the Company changed the accounting over its digital currencies from a broker - dealer model under IAS 2, Inventories to IAS 38, Intangible Assets. The Company believes that the change in recording its digital currencies will provide shareholders with a better reflection of the Company's business activities and enhance the comparability of the Company's financial information to its industry peers. There was no significant impact to the consolidated financial statements as a result of this change for the year ended March 31, 2020.

The change in the accounting for digital currencies represents a voluntary change in accounting policy, which is accounted for retrospectively. In order to satisfy the requirements of IAS 38 Intangible Assets, with respect to the change, the consolidated financial statements for the year March 31, 2021, have been restated from using the procedures outlined below:

  To the extent there was an increase in value as a result of a revaluation, the increase shall be recognized in other comprehensive income and accumulated in equity under the heading of accumulated other comprehensive income (loss). However, the increase is recognized in profit or loss to the extent that it reverses a revaluation decrease of the same asset previously recognized in profit or loss.
  If the digital currencies carrying amount is decreased as a result of a revaluation, the decrease is recognized in profit or loss. However, the decrease shall be recognised in other comprehensive income to the extent of any credit balance in the accumulated other comprehensive income in respect of that asset. The decrease recognized in other comprehensive income reduces the amount accumulated in equity.
  The cumulative other comprehensive income included in equity may be transferred directly to retained earnings when the surplus is realised. The transfer from accumulated other comprehensive income to retained earnings is not made through profit or loss.

The table below summarizes the restated consolidated financial statements for March 31, 2021:

	As previously	Adjustments	As Restated
	reported

Consolidated Statements of Financial Position

Convertible loan - derivative component	$9,418,331	$6,319,247	$15,737,578
Accumulated other comprehensive income	-	9,957,582	9,957,582
Deficit	(130,627,718)	(16,276,829)	(146,904,547)

Consolidated Statements of income and Comprehensive income

Other Items
Change in fair value of derivative liability	$(857,702)	$(6,319,247)	$(7,176,949)
Revaluation of digital currencies	$24,725,838	$(9,957,582)	$14,768,256
Gain on sale of digital currencies	$7,998,493	$(2,118,613)	$5,879,880

Net income for the year	$42,539,684	$(18,395,442)	$24,144,242

Other comprehensive income
Revaluation gain on digital currencies	$-	$9,957,582	$9,957,582

Net income and comprehensive income for the year	$42,902,802	$(8,437,860)	$34,464,942

Basic income per share	$0.60	$(0.25)	$0.35
Diluted income per share	$0.60	$(0.27)	$0.33

Consolidated Statements of Changes in Equity

Net income for the year	$42,539,684	$(18,395,442)	$24,144,242

Revaluation of digital currencies	$-	$12,076,195	$12,076,195

Total equity	$134,473,013	$(6,319,247)	$128,153,766

Consolidated Statements of Cashflows

Operating activities
Net income for the year	$42,539,684	$(18,395,442)	$24,144,242
Change in fair value of derivative liability	$857,702	$6,319,247	$7,176,949
Digital currencies	$(52,483,621)	$12,076,195	$(40,407,426)

Cash providing by operating activities	$22,949,449	$743,559	$23,693,008